Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Loss
Revenue	$ 568,521	$ 585,584	$ 599,757
Cost of revenue	699,455	487,543	443,796
Gross profit / (loss)	(130,934)	98,041	155,961
Operating expenses
Amortization	1,603,654	804,206	214,981
General and administrative expenses	8,825,317	6,101,360	4,236,742
Research and development expenses	7,854,866	7,179,646	4,294,687
Sales and marketing expenses	2,534,731	1,314,689	1,070,116
Stock-based compensation expense	6,260,985	5,147,573	2,491,078
Share-based payment expense		159,833	856,101
Operating expenses	27,079,553	20,707,307	13,163,705
Operating loss	(27,210,487)	(20,609,266)	(13,007,744)
Other items
Interest expense/(income)	(169,707)	(75,753)
Changes in fair value of derivative liability	31,923,727	2,228,256	(5,946,668)
Lease modification loss	62,935
Issue costs allocated to derivative liability			1,152,408
Other Income	(395,372)	(67,410)
Foreign exchange loss (gain)	4,447,387	597,464	(466,885)
Loss before taxes	(63,079,457)	(23,291,823)	(7,746,599)
Current income tax expense/(recovery)	(404)	1,600	(1,286)
Income tax recovery	(32,148)	(80,725)
Net loss	(63,046,905)	(23,212,698)	(7,745,313)
Other comprehensive income/(loss)	4,213,906	898,473	(763,708)
Comprehensive Loss	$ (58,832,999)	$ (22,314,225)	$ (8,509,021)
Loss per share - basic and fully diluted	$ (1.08)	$ (0.64)	$ (0.29)
Weighted average number of shares outstanding - basic and fully diluted	58,352,766	35,998,152	26,582,664